Related Party Transactions (Tables) (IMAC Regeneration Center of St Louis, LLC)	12 Months Ended
Dec. 31, 2017
IMAC Regeneration Center of St. Louis, LLC [Member]
Schedule of Related Parties Transactions	These entities are related based on common ownership with the Company:
Amount
Facility	$1,753
IMAC Holdings LLC	2,577
Integrated Medicine and Chiropractic Regeneration Center PC	$4,330